Shareholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity (Deficit) [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 10 — SHAREHOLDERS’ EQUITY (DEFICIT):

A. SHARE CAPITAL

The ordinary shares entitle their holders: to receive notices of, and to attend, general meetings where each ordinary share has one vote for all purposes; to share distributions as may be declared by the board of directors of the Company (the “Board of Directors”) and approved by the shareholders, if required; and, upon liquidation or dissolution — to participate in the distribution of the assets of the Company after payment of all debts and other liabilities of the Company, in accordance with the terms of the Company’s Articles of Association.

B. PRIVATE PLACEMENT

On October 26, 2023, the Company entered into private investment in public equity transaction (“PIPE”) with certain accredited investors for aggregate gross proceeds of approximately $5.1 million, before deducting fees to the placement agent and other expenses payable by the Company (the “issuance expenses”) of $975,811. The PIPE closed on October 30, 2023.

As part of the PIPE, the Company issued an aggregate of (i) 1,136,364 Ordinary Shares, (ii) 3,500,000 pre-funded warrants each to purchase one Ordinary Share at an exercise price of $0.005 and, (iii) series B warrants convertible into an aggregate of up to 140,373 Ordinary Shares at an exercise price $0.005 (following the end of an adjustment period as further described below).

Additionally, the Company issued 4,636,364 series A warrants each to purchase one Ordinary Share at an exercise price of $1.10 per Ordinary Share (subject to customary adjustments and certain anti-dilution adjustments) and were immediately exercisable for a period of 5.5 years from the date of issuance.

The number of Ordinary Shares issuable under the series B warrant was initially subject to an adjustment determined by the trading price of the Ordinary Shares following the effectiveness of a resale registration statement (the “Resale Registration Statement”) (see below) that the Company undertook to file, subject to a pricing floor of $0.50 per Ordinary Share, such that the maximum number of Ordinary Shares underlying the series B warrants would have been be an aggregate of 5,563,638 shares.

Following the effectiveness of the Resale Registration Statement, on December 14, 2023, the number of Ordinary Shares underlying the series B warrants was adjusted to an aggregate of 140,373 Shares. Subsequent to such adjustment, the series B warrants have substantially the same terms as the pre-funded warrants.

During December 2023, certain warrant holders exercised 2,894,548 pre-funded warrants and 8,257 series B warrants via a cashless exercise mechanism for which they received 2,876,957 and 8,217 Ordinary Shares respectively.

During January and February 2024, certain warrant holders exercised 605,452 pre-funded warrants and 132,116 series B warrants via a cashless mechanism for which they received 601,367 and 131,249 Ordinary Shares, respectively. Following the above exercises, there were no outstanding pre-funded warrants or series B warrants.

During December 2024, certain warrant holders exercised 1,654,546 series A warrants into 1,654,546 shares and paid to the company approximately $1.8 million. As of December 31, 2024, 2,981,818 series A warrants were outstanding.

During January 2025, certain holders of series A warrants exercised 1,144,357 series A warrants into 1,144,357 Ordinary Shares. As a result of such exercise, the Company received gross proceeds approximately $1.3 million. As of December 31, 2025, there were 1,837,461 series A warrants outstanding. For further information see Note 13.

The series A warrants have certain features that preclude equity classification; therefore, the series A warrants were accounted for as derivate warrant liabilities recorded at fair value, see note 13.

The PIPE proceeds were first allocated to the derivative warrant liabilities based on its fair value of $1,287,173 at the date of issuance with the remaining proceeds allocated to the equity instruments in the amount of $3,795,338, prior to the allocation of issuance expenses ($3,066,656 net of issuance expenses).

The Company expensed a portion of the issuance expenses attributable to the derivative warrant liabilities. Such portion which amounted to $247,129 was determined based on the proportion of the fair value of the derivative warrant liabilities on the issuance date to gross proceeds from the PIPE and recorded in the statement of comprehensive loss for the year ended December 31, 2023.

C. IPO

On July 31, 2023, the Company closed the “IPO” on the Nasdaq and issued and sold 1,950,000 Ordinary Shares, par value NIS 0.02 per share, at a public offering price of $4.00 per share. The gross proceeds received were approximately $7.8 million. before deducting underwriting discounts and commissions and before offering expenses ($5.8 million net proceeds after deducting approximately $0.8 million of underwriting discounts and commissions and approximately $1.2 million of other offering costs). The Ordinary Shares commenced trading on the Nasdaq under the symbol “PRZO” on July 27, 2023

In connection with the closing of the IPO, the following transactions took place:

1)	All of the SAFEs representing an aggregate amount of $1,514,928 were converted into 504,976 Ordinary Shares of the Company. The fair value of the SAFEs prior to the conversion was $2,019,904. See Note 8 above.

2)	The Company issued warrants to the underwriters to purchase up to an aggregate of 97,500 Ordinary Shares at an exercise price of $5.00 per share, exercisable during the five-year period commencing on the date that is six months from July 31, 2023. The fair value of the warrants issued to the underwriters of $93,600 was accounted for as an issuance cost charged to equity.

3)	The Company repaid the used credit facility received from a related party in an aggregate amount of $745 thousand. See Note 15.

4)	The Company issued to its advisor 144,606 warrants, with each whole warrant exercisable for one Ordinary Share at an exercise price of $1.275 per Ordinary Share, which may be paid also via cashless exercise at any time after the six-month anniversary of the grant date, exercisable until September 20, 2028. The fair value of the warrants of $85,318 was recorded as an issuance cost

D. On January 23, 2024, at a meeting of the Company’s shareholders, the Company’s shareholders resolved to increase the Company’s registered share capital of the Company by NIS 3,500,000, such that immediately following such increase, the registered share capital of the Company was NIS 4,000,000 consisting of 200,000,000 Ordinary Shares of the Company.

E. On August 9, 2024, the Company filed a Shelf Registration Statement on Form F-3 (the “Form F-3”) with the Securities and Exchange Commission (the “SEC”) for the registration under the Securities Act of 1933, as amended (the “Act”), of such indeterminate number of ordinary shares, warrants to purchase ordinary shares, and units, in one or more offerings for an aggregate initial offering price of up to $50,000,000 on Form F-3. The Form F-3 was declared effective by the SEC on August 16, 2024. As of December 31, 2025 and since December 31, 2025, the Company has sold approximately $5.3 million and $3.5 million, respectively, of its securities under the Form F-3.

F. On February 13, 2025, the Company closed a registered direct offering utilizing the Form F-3 (the “Form F-3”). The Company issued and sold 2,518,182 ordinary shares and issued 300,000 pre-funded warrants, each to purchase one ordinary share, pursuant to which the Company received gross proceeds of approximately $3.1 million. The pre-funded warrants were exercised in full during the year ended December 31, 2025.

G. On August 4, 2025, the Company closed a registered direct offering utilizing Form F-3 (the “Form F-3”). The Company issued and sold 1,700,001 Ordinary Shares and issued 300,000 pre-funded warrants, each to purchase one ordinary share, pursuant to which the Company received gross proceeds of approximately $2.2 million. The pre-funded warrants were exercised in full during the year ended December 31, 2025.